Segment Information	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Group’s chief operating decision maker, who has been identified as the Company’s Chief Executive Officer, evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focus on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Corporate represented expenses that are not allocated to reportable segments and other corporate items.

A summary of the revenue from contracts with customers, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2020	2021	2022
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	6,929	5,192	7,213
Electric OEM	5,629	3,976	5,152
Total revenue from contracts with customers	12,558	9,168	12,365

Operating income (loss):
Metal stamping and Mechanical OEM	458	(327)	339
Electric OEM	355	(207)	307
Corporate	(66)	(82)	(79)
Total operating income (loss)	747	(616)	567

Depreciation expense:
Metal stamping and Mechanical OEM	83	90	95
Electric OEM	62	69	67
Total depreciation	145	159	162

Capital expenditure:
Metal stamping and Mechanical OEM	53	50	78
Electric OEM	38	38	56
Total capital expenditure	91	88	134

	As of March 31,
	2021	2022
	$	$
Total assets:
Metal stamping and Mechanical OEM	7,874	7,784
Electric OEM	7,440	6,961
Corporate	172	114

Total assets	15,486	14,859

	As of March 31,
	2021	2022
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	474	380
Electric OEM	359	263

Total property, plant and equipment, net	833	643

All of the Group’s sales are coordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2020	2021	2022
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	2,186	1,554	2,105
Europe	9,790	7,269	8,761
Other Asian countries	-	37	76
North America	582	308	1,423

Total revenue from contracts with customers	12,558	9,168	12,365

All of the Group’s property, plant and equipment are located in Hong Kong, China and Myanmar. The breakdown by geographic area is as follows:

	As of March 31,
	2021	2022
	$	$
Property, plant and equipment, net:
Hong Kong and China	98	128
Myanmar	735	515

Total property, plant and equipment, net	833	643